Schedule of stock based compensation expense	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Schedule of stock based compensation expense

The following table summarizes stock-based compensation expense for the quarters ended June 30, 2021, and 2020:

	Quarters Ended June 30,
	2021	2020
Employee stock-based compensation - option grants	$516,323	$1,196,120
Employee stock-based compensation - stock grants	–	–
Non-Employee stock-based compensation - option grants	–	–
Non-Employee stock-based compensation - stock grants	–	–
Non-Employee stock-based compensation - warrants	39,569	422,566
	$555,892	$1,618,686

The Company’s results for the six months ended June 30, 2021, and June 30, 2020, include employee share-based compensation expense totaling $572,731 and $1,875,764, respectively. Such amounts have been included in the Statements of Operations within selling, general and administrative expenses and other expenses. No income tax benefit has been recognized in the statement of operations for share-based compensation arrangements due to a history of operating losses.

The following table summarizes stock-based compensation expense for the six months ended June 30, 2021 and 2020:

	Six Months Ended June 30,
	2021	2020
Employee stock-based compensation - option grants	$533,162	$1,276,870
Employee stock-based compensation - stock grants	–	–
Non-Employee stock-based compensation - option grants	–	–
Non-Employee stock-based compensation - stock grants	–	–
Non-Employee stock-based compensation - warrants for retirement of debt	39,569	598,894
	$572,731	$1,875,764